General (Details) $ in Thousands	Jun. 30, 2024 USD ($) engine helicopter aircraft	Dec. 31, 2023 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of aircraft | aircraft	2,063
Number of engines | engine	1,000
Number of helicopters | helicopter	300
Assets | $	$ 71,106,661	$ 71,274,559